Consolidated and Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 30,877	$ 9,152
Accounts receivable, net	653	817
Prepaid expenses and other current assets	212	219
Due from related parties	0	35,756
Total current assets	31,742	45,944
Vessels, net	320,229	336,452
Deferred finance costs, net	1,913	8,057
Intangible assets	31,736	35,022
Deferred dry dock and special survey costs, net	1,955	3,238
Total non-current assets	355,833	382,769
Total assets	387,575	428,713
Current liabilities
Accounts payable	1,243	371
Accrued expenses	4,174	186
Due to related parties	736	472
Deferred revenue	1,938	1,938
Current portion of long-term debt	10,504	0
Total current liabilities	18,595	2,967
Long-term debt	115,496	341,034
Total non-current liabilities	115,496	341,034
Total liabilities	134,091	344,001
Commitments and contingencies
Owner's net investment	0	84,712
Total Partners' capital
Common Unitholders (9,342,692 units issued and outstanding at December 31, 2014)	127,350	0
Subordinated Unitholders (9,342,692 units issued and outstanding at December 31, 2014)	121,187	0
General Partner (381,334 units issued and outstanding at December 31, 2014)	4,947	0
Partners' capital	253,484	0
Total liabilities, Partners' capital and owner's net investment	$ 387,575	$ 428,713